INCOME TAX - Movement of the valuation allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement of the valuation allowance
Balance at the beginning of the year	¥ 118,952	¥ 116,403	¥ 117,065
(Decrease) increase during the year	15,983	2,549	(662)
Balance at the end of the year	¥ 134,935	¥ 118,952	¥ 116,403